As filed with the Securities and Exchange Commission on September 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2013

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)			VALUE($)†

Bank Loan Obligationsµ (5.6%)

All Telecom (0.3%)
	738,150	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	746,454

Automotive (0.4%)
	1,227,600	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,250,102

Business Equipment & Services (0.3%)
	938,331	Ceridian Corp., Term Loan, 5.94%, due 5/9/17	943,314

Chemicals & Plastics (0.2%)
	658,350	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	664,841

Electronics - Electrical (0.3%)
	757,052	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	763,109

Financial Intermediaries (0.2%)
	552,007	First Data Corporation, Term Loan, 4.19%, due 3/24/17	551,489

Health Care (0.6%)
	1,548,130	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,556,521

Lodging & Casinos (1.4%)
	4,000	Graton Resort & Casino, First Lien Term Loan B, 9.00%, due 8/22/18	4,166
	2,885,000	Scientific Games Corp., Term Loan B, due 5/24/20	2,875,999	¢^^
	992,513	Station Casinos, Term Loan B, 5.00%, due 3/2/20	1,001,197
			3,881,362
Oil & Gas (1.3%)
	3,534,000	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	3,619,417	¢^^

Radio & Television (0.5%)
	1,394,000	Clear Channel, Term Loan B, due 1/29/16	1,301,215	¢^^
	245,385	Univision Communications, Inc., Term Loan, 4.00%, due 3/1/20	244,669
			1,545,884
Utilities (0.1%)
	188,615	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	189,381
		Total Bank Loan Obligations (Cost $15,487,850)	15,711,874

Corporate Debt Securities (129.5%)

Airlines (1.0%)
	815,000	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	822,172	ñ
	1,085,000	United Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,120,262	ñ
	632,520	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	722,654
			2,665,088
Auto Loans (0.2%)
	445,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, due 5/15/18	434,988	ñ

Auto Parts & Equipment (0.8%)
	1,785,000	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,867,556
	330,000	Schaeffler Holding Finance BV, Senior Secured Notes, 6.88%, due 8/15/18	336,600	ñc
			2,204,156
Automakers (1.0%)
	840,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,171,569
	1,540,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	1,574,650
			2,746,219
Banking (2.7%)
	2,915,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	3,159,327
	3,820,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	4,498,050	ØØ
			7,657,377
Building & Construction (1.4%)
	1,245,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	1,245,000
	185,000	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	188,931
	1,725,000	Lennar Corp., Guaranteed Notes, 5.00%, due 11/15/22	1,656,000	ñ
	490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	564,725
	185,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	178,063	ñ
			3,832,719
Building Materials (2.2%)
	245,000	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	264,294
	310,000	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	334,413	ñ
	905,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	1,009,075
	1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,300,937
	2,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,239,625	ñ
			6,148,344
Chemicals (4.3%)
	555,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	621,600
	1,565,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,764,537
	300,000	INEOS Group Holdings SA, Guaranteed Notes, 6.13%, due 8/15/18	292,500	ñ
	785,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	836,025
	6,058,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	5,527,925
	2,390,000	PQ Corp., Secured Notes, 8.75%, due 5/1/18	2,521,450	ñ
	535,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	554,394	ñ
			12,118,431
Computer Hardware (0.6%)
	1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,636,688

Consumer - Commercial Lease Financing (4.8%)
	190,000	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	201,875
	1,215,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,342,575	ñ
	2,600,000	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	2,726,750	ñ
	935,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	977,075
	1,040,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	1,151,800
	2,340,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	2,685,150
	1,640,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,902,400
	180,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	188,100
	1,420,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,498,100
	575,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	682,812
			13,356,637
Department Stores (1.6%)
	4,680,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	4,527,900

Electric - Generation (3.3%)
	565,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	629,975
	1,655,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 5/15/19	1,746,025
	2,775,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	3,080,250
	3,315,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,646,500	ØØ
			9,102,750
Electric - Integrated (0.7%)
	1,735,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,912,838	ñ

Electronics (3.4%)
	870,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	865,650
	615,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	610,388	ñ
	1,655,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,683,962
	810,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	826,328	c
	760,000	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	860,700	ñ
	835,000	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	830,825	ñ
	1,360,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	1,339,600	ñ
	1,555,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,685,231	ñ
	870,000	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	928,725
			9,631,409
Energy - Exploration & Production (12.9%)
	1,535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,673,150
	1,060,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	1,150,100
	835,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	885,100
	500,000	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	503,750
	789,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	787,027
	520,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	572,000
	4,337,000	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	4,922,495
	1,025,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	1,127,500
	573,592	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	587,932	ñc
	4,630,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	4,537,400	ØØ
	705,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	696,187
	325,000	Forest Oil Corp., Guaranteed Notes, 7.50%, due 9/15/20	316,063	ñ
	2,485,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	2,335,900	ñ
	1,255,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,305,200
	2,635,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,661,350
	3,955,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	4,073,650
	625,000	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	625,000
	1,085,000	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	1,085,000
	3,205,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	3,172,950
	905,000	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	918,575
	530,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	519,400
	555,000	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	586,913
	945,000	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	961,537
			36,004,179
Food & Drug Retailers (1.0%)
	560,000	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	634,200
	575,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	640,406
	1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,616,843
			2,891,449
Food - Wholesale (0.1%)
	348,000	US Foods, Inc., Guaranteed Notes, 8.50%, due 6/30/19	370,620

Gaming (8.2%)
	1,055,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,126,213
	465,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	463,838
	815,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	863,900
	3,085,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,462,912	ñ
	975,000	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	1,096,875
	2,390,000	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	2,646,925	ØØ
	885,000	Mohegan Tribal Gaming Authority, Secured Notes, 10.50%, due 12/15/16	885,000	ñ
	2,935,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	2,890,975	ñ
	1,155,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,250,287	ñ
	1,255,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	1,314,612
	960,000	PNK Finance Corp., Senior Unsecured Notes, 6.38%, due 8/1/21	967,200	ñØ
	1,090,000	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	1,159,487	ñ
	2,230,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	2,330,350
	1,916,000	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	2,155,500
	465,000	Wynn Las Vegas LLC, Senior Unsecured Notes, 4.25%, due 5/30/23	431,288	ñ
			23,045,362
Gas Distribution (7.4%)
	1,070,000	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,120,825
	815,000	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	774,250
	2,090,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	2,220,625
	2,207,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,350,455
	485,000	El Paso Corp., Senior Secured Notes, 7.25%, due 6/1/18	551,614
	2,870,000	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	3,032,272
	1,145,000	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.75%, due 1/15/32	1,216,778
	2,700,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	3,040,875	ØØ
	1,990,000	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,089,500
	853,000	MarkWest Energy Partners L.P., Guaranteed Notes, 4.50%, due 7/15/23	801,820
	1,500,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,620,000
	270,000	Regency Energy Partners L.P., Guaranteed Notes, 4.50%, due 11/1/23	253,800	ñ
	958,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	1,034,640
	487,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	523,525	ØØ
			20,630,979
Health Facilities (7.6%)
	1,140,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,162,800
	615,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	649,594
	695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	733,225
	4,000,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	4,240,000
	545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	535,463
	1,370,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,387,125
	600,000	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	622,500
	1,035,000	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	1,172,137
	2,110,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,215,500
	705,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	771,975
	2,090,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,267,650
	1,375,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,471,250
	855,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	850,725
	825,000	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	769,312	ñ
	505,000	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	464,600	ñ
	1,890,000	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	2,093,175
			21,407,031
Health Services (0.7%)
	1,040,000	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	1,128,400
	675,000	Envision Healthcare Holdings, Inc., Senior Notes, 9.25%, due 10/1/17	689,344	ñc
			1,817,744
Investments & Misc. Financial Services (2.3%)
	3,680,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	3,822,600	ØØ
	2,465,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	2,603,656
			6,426,256
Leisure (0.6%)
	1,155,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,273,387
	535,000	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	522,963	ñ
			1,796,350
Machinery (1.7%)
	2,655,000	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	3,112,987	ØØ
	725,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	743,125
	910,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	1,023,750
			4,879,862
Managed Care (0.4%)
	1,105,000	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	1,128,481	ñc

Media - Broadcast (4.4%)
	757,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	847,840
	645,000	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	643,388
	3,367,000	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	3,594,272
	3,755,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	3,820,712
	95,000	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	88,350	ñ
	660,000	Sirius XM Radio, Inc., Guaranteed Notes, 5.75%, due 8/1/21	659,700	ñ
	1,080,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,152,900	ñ
	375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	411,563	ñ
	1,095,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,207,237	ñ
			12,425,962
Media - Cable (6.0%)
	70,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	74,200
	1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,131,000
	351,000	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	321,165
	1,880,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	1,804,800	ñ
	1,917,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,979,302	ñ
	270,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	310,500
	272,000	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	297,840
	5,980,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	5,875,350	ñ
	1,365,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,446,900
	515,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	513,713
	730,000	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	684,375
	685,000	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	693,562	ñ
	320,000	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	348,800	ñ
	1,115,000	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	1,193,050	ñ
			16,674,557
Media - Services (1.1%)
	825,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	870,375
	1,345,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,405,525
	495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	512,325
	230,000	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	240,350	ñ
			3,028,575
Medical Products (1.0%)
	1,333,000	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	1,399,650
	235,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 7.75%, due 4/15/18	233,238
	505,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	534,037
	645,000	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	682,894
			2,849,819
Metals - Mining Excluding Steel (3.0%)
	1,315,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	1,354,450
	710,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	608,825
	555,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	463,425
	1,735,000	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	1,604,875	ñ
	347,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	281,070
	1,060,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	855,950
	780,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	797,550	ñ
	135,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	135,000	ñ
	615,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	648,825	ñ
	1,035,000	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,058,287
	660,000	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	536,250	ñ
			8,344,507
Packaging (6.1%)
	605,000	Ball Corp., Guaranteed Notes, 4.00%, due 11/15/23	553,575
	5,055,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	5,914,350	ØØ
	1,125,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.50%, due 5/15/18	1,170,000
	275,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.00%, due 4/15/19	286,000
	1,970,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,167,000
	3,465,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	3,742,200
	1,640,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,668,700
	905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	962,694
	550,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	559,625
			17,024,144
Pharmaceuticals (3.9%)
	770,000	Endo Pharmaceutical Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	804,650
	540,000	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	579,150	ñc
	1,695,000	Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,, Senior Unsecured Notes, 9.50%, due 12/1/19	1,923,825	ñ
	465,000	Sky Growth Acquisition Corp., Guaranteed Notes, 7.38%, due 10/15/20	483,600	ñ
	465,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	481,275	ñ
	855,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	902,025	ñ
	448,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	471,520	ñ
	4,200,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	4,336,500	ñ
	750,000	VPII Escrow Corp., Senior Unsecured Notes, 6.75%, due 8/15/18	791,250	ñ
			10,773,795
Printing & Publishing (4.8%)
	1,130,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	1,127,175	ñ
	920,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	977,500
	840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	896,700
	3,862,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	4,161,305
	2,855,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	3,154,775
	1,860,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,994,850
	1,120,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,209,600
			13,521,905
Real Estate Dev. & Mgt. (0.4%)
	1,100,000	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	1,229,250	ñ

Software - Services (5.9%)
	1,913,000	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	1,903,435	ØØ
	1,055,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,107,750	ñ
	1,140,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,189,875	ñ
	1,630,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	1,687,050	ñ
	3,400,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	3,727,250
	1,310,000	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	1,329,650	ñ
	150,000	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	143,250	ñ
	2,010,000	Sophia, L.P./Sophia Finance, Inc., Guaranteed Notes, 9.75%, due 1/15/19	2,180,850	ñ
	1,810,000	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	1,877,875
	515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	558,775
	690,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	745,200
			16,450,960
Specialty Retail (3.0%)
	1,085,000	Michaels FinCo. Holdings LLC / Michaels FinCo., Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	1,095,850	ñc
	685,000	Party City Holdings, Inc., Senior Unsecured Notes, 8.88%, due 8/1/20	750,075	ñ
	4,320,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	4,568,443	ØØ
	1,896,000	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	2,002,650
			8,417,018
Steel Producers - Products (1.8%)
	920,000	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	966,000
	3,435,000	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	3,439,294
	600,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	565,500
			4,970,794
Support - Services (3.0%)
	730,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	770,150
	1,220,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,351,150
	820,000	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	888,675
	1,240,000	Knowledge Universe Education LLC, Guaranteed Notes, 7.75%, due 2/1/15	1,190,400	ñ
	1,395,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	1,299,094
	1,510,000	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	1,476,025
	70,000	United Rental N.A., Inc., Senior Unsecured Notes, 10.25%, due 11/15/19	79,450
	1,010,000	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	1,128,675
	380,000	United Rental N.A., Inc., Guaranteed Notes, 8.38%, due 9/15/20	418,950
			8.602.569
Telecom - Integrated Services (12.0%)
	4,000,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	3,790,000
	4,349,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	4,240,275	ØØ
	90,000	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	104,400
	665,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	671,650
	810,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	860,625
	1,035,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,142,381
	2,280,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	2,188,800	ñ
	1,055,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	1,110,388	ñ
	2,795,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	3,004,625	ñ
	355,000	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	382,513
	2,231,000	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	2,476,410
	2,040,000	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	2,213,400
	1,750,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,925,000
	695,000	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	778,321
	1,874,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,850,575
	1,755,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	1,965,600
	535,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	569,775
	1,610,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,714,650
	2,065,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	2,126,950
	645,000	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	612,750
			33,729,088
Telecom - Wireless (2.2%)
	880,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.25%, due 4/1/21	897,600	ñ
	530,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 4/1/23	540,600	ñ
	455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	465,238
	1,480,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,361,600	ØØ
	1,440,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	1,519,200
	475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	562,875	ñ
	895,000	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	943,106
			6,290,219
		Total Corporate Debt Securities (Cost $352,242,535)	362,707,019

NUMBER OF SHARES

Short-Term Investments (4.1%)
	11,479,023	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $11,479,023)	11,479,023

		Total Investments (139.2%) (Cost $379,209,408)	389,897,916	##

		Liabilities, less cash, receivables and other assets [(29.5%)]	(82,578,560)	±

		Liquidation Value of Perpetual Preferred Shares [(9.7%)]	(27,175,000)

		Total Net Assets Applicable to Common Shareholders (100.0%)	$280,144,356

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of the Fund’s investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2013:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$-	$15,711,874	$-	$15,711,874
Corporate Debt Securities
Airlines	-	-	722,654	722,654
Other Corporate Debt Securities^	-	361,984,365	-	361,984,365
Total Corporate Debt Securities	-	361,984,365	722,654	362,707,019
Short-Term Investments	-	11,479,023	-	11,479,023
Total Investments	$-	$389,175,262	$722,654	$389,897,916

^	The Schedule of Investments provides information on the industry categorization for the portfolio.
§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfer in to Level 3	Transfers out of Level 3	Balance as of 7/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/13
Investments in Securities:
Corporate Debt Securities
Airlines	$885,996	$-	$(5,649)	$(24,774)	$-	$(132,919)	$-	$-	$722,654	$(24,774)
Total	$885,996	$-	$(5,649)	$(24,774)	$-	$(132,919)	$-	$-	$722,654	$(24,774)

The Fund had no transfers between Levels 1, 2 and 3 during the period ended July 31, 2013.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(2,769,091)	$-	$(2,769,091)

##
At July 31, 2013, the cost of investments for U.S. federal income tax purposes was $379,241,636. Gross unrealized appreciation of investments was $13,866,987 and gross unrealized depreciation of investments was $3,210,707, resulting in net unrealized appreciation of $10,656,280 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2013, these securities amounted to $90,597,590 or 32.3% of net assets applicable to common shareholders.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2013 these securities amounted to $967,200 or 0.3% of net assets applicable to common shareholders.
ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts, when-issued purchase commitments and delayed delivery purchase commitments. In addition, the Fund had deposited $2,763,863 in a segregated account for interest rate swap contracts.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2013, and their final maturity dates.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
¢	All or a portion of this security was purchased on a delayed delivery basis.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

^^	All or a portion of this security has not settled as of July 31, 2013 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.
±	At July 31, 2013, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount(1)	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.677%	.272%(2)	$(146,602)	$(516,141)	$(662,743)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	.275%(3)	(116,175)	(323,681)	(439,856)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	.274%(4)	(120,316)	(1,546,176)	(1,666,492)
					$(383,093)	$(2,385,998)	$(2,769,091)

(1)  The notional amount at period end is indicative of the volume throughout the period.

(2)  90 day LIBOR at June 14, 2013.

(3)  90 day LIBOR at May 7, 2013.

(4)  90 day LIBOR at June 5, 2013.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: September 27, 2013